Net Income (Loss) Per Share - Computation of Basic Net Income (Loss) Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Earning Per Share [Line Items]
Net income (loss)	$ 50,735	$ (93,935)	$ (37,517)	$ (12,388)	$ (18,591)	$ (17,501)	$ (80,716)	$ (48,480)	$ (26,294)	$ (52,012)	$ 60,955
Weighted average common shares outstanding							108,371,642	75,525,645
Minimum shares issuable under purchase contracts							12,286,217
Dilutive shares issuable under purchase contracts							120,657,859	75,525,645	8,268,077	75,513,130	75,590,613
Basic net income (loss) per share							$ (0.67)	$ (0.64)	$ (3.18)	$ (0.69)	$ 0.81
Net income (loss)	$ 50,735	$ (93,935)	$ (37,517)	$ (12,388)	$ (18,591)	$ (17,501)	$ (80,716)	$ (48,480)	$ (26,294)	$ (52,012)	$ 60,955
Number of shares used in basic computation							120,657,859	75,525,645	8,268,077	75,513,130	75,590,613
Weighted average commons shares effect of dilutive securities							120,657,859	75,525,645	8,268,077	75,513,130	77,801,096
Diluted net income (loss) per share							$ (0.67)	$ (0.64)	$ (3.18)	$ (0.69)	$ 0.78
Replacement Time-Vesting Options [Member]
Earning Per Share [Line Items]
Replacement Restricted Share Units											2,051,346
Replacement Restricted Share Units [Member]
Earning Per Share [Line Items]
Replacement Restricted Share Units											28,440
Restricted Stock Units (RSUs) [Member]
Earning Per Share [Line Items]
Replacement Restricted Share Units											130,697
Purchase Contracts [Member]
Earning Per Share [Line Items]
Dilutive shares issuable under purchase contracts							0	0